Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our processes for assessing, identifying and managing material risks from cyber security threats are integrated into our enterprise risk management (ERM) framework, which we use to identify, analyse, evaluate and manage risks. We recognize that risks from cyber security threats are interconnected and company-wide, so we seek to ensure shared situational awareness and common prioritization across different business areas. As described further below under “Cyber security Governance”, we have a cross-
departmental approach to addressing cyber security risk, which includes our employees, management and board of directors.
We use a variety of tools and processes to identify, assess and manage material cyber security risks. We identify cyber security risks based on an evaluation of various cyber security threat scenarios that may cause disruption to our business or operations.
These scenarios are developed to represent incremental levels of severity of the estimated monetary, reputational, safety, security or sustainability impact of cyber security threats such as social engineering (phishing), malicious software targeting end-users/network, unauthorized access by insiders, employee/consultant error and/or unintended errors.
We conduct annual company-wide cyber security assessments to assess the threats posed by external actors to our information technology and operational technology systems and promote awareness internally of the cyber security threats faced by the company.
We also conduct assessments of cyber security incidents experienced by the company and third parties relevant to the company.
These assessments are conducted in collaboration between the technology, digital and innovation business area, the global operations technology excellence unit and the corporate security and crisis management unit. The business area risk owners, regional security managers, country office representatives, political analysis teams, shipping security teams, enterprise data and cyber security professionals and the emergency response-and-support centre are all involved in and contribute to these assessments.
The results of these assessments are shared regularly with the board of directors, including the safety, sustainability and ethics committee.
We engage external assessors to conduct maturity testing to evaluate our processes and procedures within specific areas to ensure continuous development of barriers against cyber security threats. We also seek information from national security authorities and work closely with IT vendors, external cyber security advisory services and other companies in the industry with the aim of continuously improving our capabilities to identify, protect, detect, respond to and recover from cyber security threats. We also use input provided by external auditors as part of independent reviews to improve our cyber security barriers.
Actual and/or potential vulnerabilities in our information systems are continuously monitored by our Cyber Defence Center. We follow the ISO27001, IEC62443 and National Institute for Standard and Technology (NIST) cyber security frameworks to build resilience, focusing on capabilities for reducing both the probability and consequences of cyber security incidents. We utilize multiple tools and practices to monitor external developments related to cyber security which may be relevant to the company, such as alerts/
publications from national cyber security centres, advice from security risk consulting firms and reports from information technology and cyber security companies, and assess their implications for Equinor with a focus on external factors, such as the threat actors’
presence, capability, intent, past targeting and anticipated future targeting, as well as internal factors such as evidence of attacks on our information systems. All relevant updates and developments are disseminated across the company through the company’s intranet and e-mails to interested internal stakeholders.
We provide cyber security awareness training to all our employees on an annual basis which is designed to provide guidance for identifying and avoiding cyber security risks, and require employees in certain roles to complete additional role based, specialized cyber security trainings.
We have company-wide management systems detailing protocols and response governance for emergency response and business continuity management. Our management systems reflect industry good practices, internal requirements, national laws and regulations and ISO/IEC standards to identify, protect, detect, respond and recover from cyber security threats. The corporate security and crisis management unit is responsible for setting strategic direction and maintaining the company’s corporate framework on crisis and business continuity management. We have adopted business continuity plans and disaster recovery plans which are designed with the goal of minimizing the consequences of cyber security incidents, and are reviewed on a regular basis. We also have a dedicated global cyber security incident response team, comprised of specially trained personnel, that provides assistance and support in dealing with any actual and/or potential cyber security incidents.
In addition to assessing our own cyber security preparedness, we also consider and evaluate cyber security risks associated with our use of third-party service providers. We have integrated cyber security risk management into our procurement process whereby cyber security risks are identified and assessed in the early stages of negotiating contracts and addressed accordingly based on the nature of services provided. Cyber security risks associated with third parties are monitored through the life cycle of the relationships.
In 2025, as in previous years, we experienced several cyber security incidents and other disruptions to our information systems.
None of these incidents and systems disruptions, including those reported to us by our third-party partners, had a material impact on our business, operations or financial results. See “Item 3D – Risk Factors” for additional information about digital and cyber security risks.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our processes for assessing, identifying and managing material risks from cyber security threats are integrated into our enterprise risk management (ERM) framework, which we use to identify, analyse, evaluate and manage risks. We recognize that risks from cyber security threats are interconnected and company-wide, so we seek to ensure shared situational awareness and common prioritization across different business areas. As described further below under “Cyber security Governance”, we have a cross-
departmental approach to addressing cyber security risk, which includes our employees, management and board of directors.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors oversees the company’s internal control and overall risk management and assurance, and through its audit committee, reviews and monitors the effectiveness of the ERM framework, which has identified cyber security as one of the top enterprise risks. The board and audit committee discuss the company’s ERM framework, and three-lines of control model and learnings from risk-adjusting actions and assurance activities on a bi-annual basis.
The board of directors’ safety, sustainability and ethics committee (SSEC) is primarily responsible for the oversight of cyber security risk management, including review of the company’s practices and performance related to cyber security, and updates the board of directors on any matters of concern that become apparent in the exercise of its duties. The SSEC reviews and assesses at least annually the developments, implementation, effectiveness and practice of the company’s cyber security policies, programmes and strategies, and the effectiveness of internal controls for cyber security matters, including applicable management systems, policies, practices, processes, leadership, and culture, and summarizes its assessments in an annual report to the board of directors.
The SSEC also receives regular briefings and updates from the Executive Vice President for Safety, Security & Sustainability (EVP
SSU) relating to material risks from cyber security threats and management of cyber security-related risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors’ safety, sustainability and ethics committee (SSEC)
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors’ safety, sustainability and ethics committee (SSEC) is primarily responsible for the oversight of cyber security risk management, including review of the company’s practices and performance related to cyber security, and updates the board of directors on any matters of concern that become apparent in the exercise of its duties. The SSEC reviews and assesses at least annually the developments, implementation, effectiveness and practice of the company’s cyber security policies, programmes and strategies, and the effectiveness of internal controls for cyber security matters, including applicable management systems, policies, practices, processes, leadership, and culture, and summarizes its assessments in an annual report to the board of directors.
The SSEC also receives regular briefings and updates from the Executive Vice President for Safety, Security & Sustainability (EVP
SSU) relating to material risks from cyber security threats and management of cyber security-related risks.

Cybersecurity Risk Role of Management [Text Block]	We use a three-line model for risk management (including cyber security risk) in which employees and management work together to contribute to the creation and protection of value. As the first line-of-control, cyber security risk is managed in the business areas as an integral part of employee and manager tasks. Technical experts in each business area are responsible for monitoring the relevant business area’s cyber security risks and performance, conducting assessments and ensuring a suitable and effective management system that reflects the relevant business area’s business scope and context, risks and external regulatory requirements. The first line shares its experiences and findings in a systematic way with the second line. The responsibility for reporting material risks from cyber security threats, regularly and systematically, follows the accountability of the business areas up to their respective executive vice presidents. The executive vice presidents of the business areas meet with the EVP SSU bi-annually to review top enterprise risk from cyber security threats.
The second line-of-control oversees cyber security risks, performance and assurance across the company and provides advice and support to the first line in identifying and executing assurance activities and monitors, supports and challenges the first line in relation to performance and management of cyber security risks. The EVP SSU leads the second line-of-control for cyber security-
related matters and oversees cyber security risks across the company and reports to the Corporate Executive Committee (CEC) and the SSEC. The Chief Information Security Officer (CISO) reports to the Chief Security Officer (CSO), who reports to the EVP SSU.The
CSO and CISO assist the EVP SSU in the day-to-day monitoring of cyber security risks, which are reported to the CEC. The CEC is responsible for reviewing and approving the strategy and resourcing of cyber security risk management. The CISO holds a master’s degree in information systems from the Norwegian University of Science and Technology (NTNU). He joined the company in 2010 and has held several leadership and professional roles within information technology and information security, including serving as senior manager and IT disaster recovery officer, prior to his appointment as vice president cyber security within SSU..
Our third line-of-control is the corporate audit unit which performs independent audits across business areas and management roles, including cyber security audits, and reports to the board of directors on a periodic basis.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The second line-of-control oversees cyber security risks, performance and assurance across the company and provides advice and support to the first line in identifying and executing assurance activities and monitors, supports and challenges the first line in relation to performance and management of cyber security risks. The EVP SSU leads the second line-of-control for cyber security-
related matters and oversees cyber security risks across the company and reports to the Corporate Executive Committee (CEC) and the SSEC. The Chief Information Security Officer (CISO) reports to the Chief Security Officer (CSO), who reports to the EVP SSU.The
CSO and CISO assist the EVP SSU in the day-to-day monitoring of cyber security risks, which are reported to the CEC. The CEC is responsible for reviewing and approving the strategy and resourcing of cyber security risk management. The CISO holds a master’s degree in information systems from the Norwegian University of Science and Technology (NTNU). He joined the company in 2010 and has held several leadership and professional roles within information technology and information security, including serving as senior manager and IT disaster recovery officer, prior to his appointment as vice president cyber security within SSU..

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO holds a master’s
degree in information systems from the Norwegian University of Science and Technology (NTNU). He joined the company in 2010 and has held several leadership and professional roles within information technology and information security, including serving as senior manager and IT disaster recovery officer, prior to his appointment as vice president cyber security within SSU..

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The first line shares its experiences and findings in a systematic way with the second line. The responsibility for reporting material risks from cyber security threats, regularly and systematically, follows the accountability of the business areas up to their respective executive vice presidents. The executive vice presidents of the business areas meet with the EVP SSU bi-annually to review top enterprise risk from cyber security threats.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true